Finance Income and Finance Costs - Financial Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Finance Income [line items]
Finance income	¥ 6,104	¥ 7,644	¥ 6,322
Interest income [member]
Finance Income [line items]
Finance income	6,028	5,710	6,241
Other Financial Income [member]
Finance Income [line items]
Finance income	¥ 76	¥ 1,933	¥ 81